Expense Example {- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 70%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 70%: Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Asset Manager 70%: Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Asset Manager 70%: Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,840
Fidelity Advisor Asset Manager 70%: Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Asset Manager 70%: Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750